Loss Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Non-PRC USD ($)	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY	Dec. 31, 2013 PRC USD ($)	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY
Schedule of Income Before Income Tax [Line Items]
(Loss) income before income taxes	$ (101,826)	(616,424)	(1,547,604)	(1,075,049)	$ (69,731)	(422,128)	(948,417)	(334,470)	$ (32,095)	(194,296)	(599,187)	(740,579)